Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Innovator International Developed Power Buffer ETF - October
Prospectus [Line Items]
Annual Return [Percent]	4.93%	17.71%	(6.05%)